Annual Total Returns - Franklin K2 Long Short Credit Fund [BarChart] - Franklin K2 Long Short Credit Fund-11 - Franklin K2 Long Short Credit Fund - Class A	Oct. 01, 2020
Bar Chart Table:
Annual Return 2016	8.31%
Annual Return 2017	4.84%
Annual Return 2018	1.22%
Annual Return 2019	5.33%